Capital (Details) - USD ($)											12 Months Ended
	Mar. 22, 2022	Mar. 17, 2022	Mar. 14, 2022	Feb. 10, 2022	Jan. 14, 2022	Nov. 21, 2021	Nov. 12, 2021	Nov. 10, 2021	Jul. 26, 2021	Jul. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Shares issued to founders, number										5,626,806
Seed subscription, number									468,900
Shares issued to acquire Cannahealth, number							13,129,212						13,129,212
Private Placement, number				8,000	154,000		2,126,400
Settlement of Bridge Loan, number			1,645,745					880,000
Share price	$ 31		$ 4			$ 0.01	$ 2.50	$ 2.50	$ 0.53
Balance at beginning of period											$ (5,031,943)	$ (2,904,521)	$ (1,467,470)
Settlement of Bridge Loan			$ 6,582,980					$ 2,200,000			2,200,000
Balance at end of period											$ (2,201,422)	$ (5,031,943)	$ (2,904,521)
Gross value of shares issued		$ 16,000,000
Advisory fees and commissions							$ 508,078
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares outstanding, basic											16,223,996	13,129,212	13,129,212
Weighted average number of common shares outstanding, diluted											16,223,996	13,129,212	13,129,212
Shares Issued and Outstanding Capital [Member]
Reconciliation of number of shares outstanding [abstract]
Balance at beginning of period, number											13,129,212	13,129,212
Shares issued to founders, number											5,626,806
Seed subscription, number											468,900
Private Placement, number											2,126,400
Settlement of Bridge Loan, number											880,000
Balance at end of period, number											22,231,318	13,129,212	13,129,212
Balance at beginning of period											$ 1,636	$ 1,636
Shares issued to founders											1
Seed subscription											250,000
Private Placement											4,804,058
Settlement of Bridge Loan											2,200,000
Balance at end of period											$ 7,255,695	$ 1,636	$ 1,636
Ordinary shares [member]
Reconciliation of number of shares outstanding [abstract]
Share price											$ 0